Offerings	Mar. 05, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Share, no par value per share ("Ordinary Share"), included as part of the securities being offered(2)
Maximum Aggregate Offering Price	$ 15,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,071.50
Offering Note

(1)	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.
(3)	The registrant may issue pre-funded warrants to purchase Ordinary Share in the offering. The purchase price of each pre-funded warrant will equal the price per share at which each share of Ordinary Share and accompanying warrants are being sold to the public in this offering, minus $0.00001, which constitutes the pre-funded portion of the exercise price of the pre-funded warrants, and the remaining unpaid exercise price of the pre-funded warrants will equal $0.00001 per share (subject to adjustment as provided for therein). The proposed maximum aggregate offering price of the pre-funded warrants and accompanying warrants will be reduced on a dollar-for-dollar basis based on the offering price of any shares of Ordinary Share and accompanying warrants issued in the offering, and the proposed maximum aggregate offering price of the shares of Ordinary Share and accompanying warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any shares of Ordinary Share and accompanying warrants issued in the offering. Accordingly, the proposed maximum aggregate offering price of the shares, pre-funded warrants, if any, and accompanying warrants is $15,000,000.
(4)	No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Pre-funded Warrants to purchase Ordinary Share, included as part of the securities being offered(3)
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note

(1)	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.
(3)	The registrant may issue pre-funded warrants to purchase Ordinary Share in the offering. The purchase price of each pre-funded warrant will equal the price per share at which each share of Ordinary Share and accompanying warrants are being sold to the public in this offering, minus $0.00001, which constitutes the pre-funded portion of the exercise price of the pre-funded warrants, and the remaining unpaid exercise price of the pre-funded warrants will equal $0.00001 per share (subject to adjustment as provided for therein). The proposed maximum aggregate offering price of the pre-funded warrants and accompanying warrants will be reduced on a dollar-for-dollar basis based on the offering price of any shares of Ordinary Share and accompanying warrants issued in the offering, and the proposed maximum aggregate offering price of the shares of Ordinary Share and accompanying warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any shares of Ordinary Share and accompanying warrants issued in the offering. Accordingly, the proposed maximum aggregate offering price of the shares, pre-funded warrants, if any, and accompanying warrants is $15,000,000.
(4)	No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Share underlying Pre-funded Warrants
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note

(1)	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.
(3)	The registrant may issue pre-funded warrants to purchase Ordinary Share in the offering. The purchase price of each pre-funded warrant will equal the price per share at which each share of Ordinary Share and accompanying warrants are being sold to the public in this offering, minus $0.00001, which constitutes the pre-funded portion of the exercise price of the pre-funded warrants, and the remaining unpaid exercise price of the pre-funded warrants will equal $0.00001 per share (subject to adjustment as provided for therein). The proposed maximum aggregate offering price of the pre-funded warrants and accompanying warrants will be reduced on a dollar-for-dollar basis based on the offering price of any shares of Ordinary Share and accompanying warrants issued in the offering, and the proposed maximum aggregate offering price of the shares of Ordinary Share and accompanying warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any shares of Ordinary Share and accompanying warrants issued in the offering. Accordingly, the proposed maximum aggregate offering price of the shares, pre-funded warrants, if any, and accompanying warrants is $15,000,000.
(4)	No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Series A Warrant to Purchase Ordinary Share, included as part of the securities being offered(4)
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note

(1)	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.
(3)	The registrant may issue pre-funded warrants to purchase Ordinary Share in the offering. The purchase price of each pre-funded warrant will equal the price per share at which each share of Ordinary Share and accompanying warrants are being sold to the public in this offering, minus $0.00001, which constitutes the pre-funded portion of the exercise price of the pre-funded warrants, and the remaining unpaid exercise price of the pre-funded warrants will equal $0.00001 per share (subject to adjustment as provided for therein). The proposed maximum aggregate offering price of the pre-funded warrants and accompanying warrants will be reduced on a dollar-for-dollar basis based on the offering price of any shares of Ordinary Share and accompanying warrants issued in the offering, and the proposed maximum aggregate offering price of the shares of Ordinary Share and accompanying warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any shares of Ordinary Share and accompanying warrants issued in the offering. Accordingly, the proposed maximum aggregate offering price of the shares, pre-funded warrants, if any, and accompanying warrants is $15,000,000.
(4)	No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Share underlying Series A Warrants
Maximum Aggregate Offering Price	$ 15,000,000
Amount of Registration Fee	$ 2,071.50
Offering Note

(1)	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.
(3)	The registrant may issue pre-funded warrants to purchase Ordinary Share in the offering. The purchase price of each pre-funded warrant will equal the price per share at which each share of Ordinary Share and accompanying warrants are being sold to the public in this offering, minus $0.00001, which constitutes the pre-funded portion of the exercise price of the pre-funded warrants, and the remaining unpaid exercise price of the pre-funded warrants will equal $0.00001 per share (subject to adjustment as provided for therein). The proposed maximum aggregate offering price of the pre-funded warrants and accompanying warrants will be reduced on a dollar-for-dollar basis based on the offering price of any shares of Ordinary Share and accompanying warrants issued in the offering, and the proposed maximum aggregate offering price of the shares of Ordinary Share and accompanying warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any shares of Ordinary Share and accompanying warrants issued in the offering. Accordingly, the proposed maximum aggregate offering price of the shares, pre-funded warrants, if any, and accompanying warrants is $15,000,000.
(4)	No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Series B Warrant to Purchase Ordinary Share, included as part of the securities being offered(4)
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note

(1)	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.
(3)	The registrant may issue pre-funded warrants to purchase Ordinary Share in the offering. The purchase price of each pre-funded warrant will equal the price per share at which each share of Ordinary Share and accompanying warrants are being sold to the public in this offering, minus $0.00001, which constitutes the pre-funded portion of the exercise price of the pre-funded warrants, and the remaining unpaid exercise price of the pre-funded warrants will equal $0.00001 per share (subject to adjustment as provided for therein). The proposed maximum aggregate offering price of the pre-funded warrants and accompanying warrants will be reduced on a dollar-for-dollar basis based on the offering price of any shares of Ordinary Share and accompanying warrants issued in the offering, and the proposed maximum aggregate offering price of the shares of Ordinary Share and accompanying warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any shares of Ordinary Share and accompanying warrants issued in the offering. Accordingly, the proposed maximum aggregate offering price of the shares, pre-funded warrants, if any, and accompanying warrants is $15,000,000.
(4)	No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.

Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Share underlying Series B Warrants
Maximum Aggregate Offering Price	$ 15,000,000
Amount of Registration Fee	$ 2,071.50
Offering Note

(1)	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.
(3)	The registrant may issue pre-funded warrants to purchase Ordinary Share in the offering. The purchase price of each pre-funded warrant will equal the price per share at which each share of Ordinary Share and accompanying warrants are being sold to the public in this offering, minus $0.00001, which constitutes the pre-funded portion of the exercise price of the pre-funded warrants, and the remaining unpaid exercise price of the pre-funded warrants will equal $0.00001 per share (subject to adjustment as provided for therein). The proposed maximum aggregate offering price of the pre-funded warrants and accompanying warrants will be reduced on a dollar-for-dollar basis based on the offering price of any shares of Ordinary Share and accompanying warrants issued in the offering, and the proposed maximum aggregate offering price of the shares of Ordinary Share and accompanying warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any shares of Ordinary Share and accompanying warrants issued in the offering. Accordingly, the proposed maximum aggregate offering price of the shares, pre-funded warrants, if any, and accompanying warrants is $15,000,000.
(4)	No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.